Employee Benefits (Schedule Of Net Periodic Benefit Cost) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 1,565
Interest on obligation	(962)
Expected return on plan assets	673
Net periodic pension benefit cost	(1,854)
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	664	629	675
Interest on obligation	(107)	(139)	(154)
Expected return on plan assets	(103)	(77)	(98)
Amortization deferred actuarial loss	6	1	44
Amortization of past service cost	(13)
Net periodic pension benefit cost	662	692	775
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	63
Interest on obligation	(65)
Net periodic pension benefit cost	(128)
Principal Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	1,502
Interest on obligation	(898)
Expected return on plan assets	673
Net periodic pension benefit cost	€ (1,726)